Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
Note 9 - Subsequent Events

A.
In July 2017, the Company announced that it had reached a settlement with Rudolph Technologies Inc. (NASDAQ: RTEC) relating to pending patent lawsuits that Rudolph filed against the Company and that the Company filed against Rudolph. According to the settlement, the Company will pay Rudolph the sum of $13 million and each side will dismiss their claims against each other with prejudice. The settlement further gives the Company a perpetual right to sell its existing products, the Condor, Gannet and Eagle, as well as future products, without any claim of patent infringement from any of the patent families that the Company had been sued on.  The Company granted similar rights to Rudolph on Camtek's patent for Kerf inspection.

In addition, the parties agreed to a quiet period of three years, during which neither party may file any action seeking damages against the other party. The Company recorded the payment to Rudolph as a one-time expense in its second quarter 2017 results.